Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Minimum rental payments under operating leases
2015	$ 200
2016	157
2017	111
2018	80
2019	66
After 2019	77
Total	691
Rental Expense and Lease Commitments (Textual) [Abstract]
Rentals under operating leases	$ 341	$ 363	$ 375